Provisions - Movements of Present Value Of Obligation and The Amounts Recognized in Consolidated Statements Of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Provisions [Line Items]
Provisions recorded	$ 128,274	$ 109,542
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Beginning balance	7,914	7,950
Net cost of benefits	1,397	1,487
Payments	(973)	(856)
Provisions recorded	(350)	(51)
Exchange differences	310	(616)
Ending balance	$ 8,298	$ 7,914